15. Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible assets

(a)       Statement of financial position details

	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Agreements – equity value	5,465,206	(1,391,862)	4,073,344	8,893,296	(1,751,682)	7,141,614
Agreements – economic value	1,948,255	(716,246)	1,232,009	2,068,402	(634,465)	1,433,937
Program contracts	12,710,937	(3,933,008)	8,777,929	10,653,292	(3,058,226)	7,595,066
Program contracts – commitments	1,320,106	(240,555)	1,079,551	1,113,160	(202,785)	910,375
Services contracts – São Paulo	17,474,797	(4,083,345)	13,391,452	19,388,751	(3,471,736)	15,917,015
Software license	748,962	(290,787)	458,175	688,712	(220,587)	468,125
Total	39,668,263	(10,655,803)	29,012,460	42,805,613	(9,339,481)	33,466,132

(b)       Changes

	December 31, 2017	Transfers to contract assets (*)	Additions	Contract renewal	Transfers of works (**)	Transfers	Write-offs and disposals	Amortization	December 31, 2018
Intangible right arising from:
Agreements – equity value	7,141,614	(1,427,046)	93	(1,935,780)	499,002	(5,268)	(1,406)	(197,865)	4,073,344
Agreements – economic value	1,433,937	(233,361)	373	-	114,442	88	(1,031)	(82,439)	1,232,009
Program contracts	7,595,066	(2,019,461)	928,818	1,935,780	681,742	3,011	(7,616)	(339,411)	8,777,929
Program contracts – commitments	910,375	-	206,946	-	-	-	-	(37,770)	1,079,551
Services contracts – São Paulo	15,917,015	(6,707,847)	3,724	-	4,818,734	12	(14,813)	(625,373)	13,391,452
Software license	468,125	-	4,774	-	54,790	686	-	(70,200)	458,175
Total	33,466,132	(10,387,715)	1,144,728	-	6,168,710	(1,471)	(24,866)	(1,353,058)	29,012,460

(*) Work in progress transferred to contract asset due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.

(**) Work in progress transferred from contract asset to intangible asset.

	December 31, 2016	Additions	Contract renewal	Reversal of estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2017
Intangible right arising from:
Agreements – equity value	7,482,955	374,775	(531,818)	2,078	1,663	(2,795)	(185,244)	7,141,614
Agreements – economic value	1,381,652	142,429	-	8	2,604	(1,163)	(91,593)	1,433,937
Program contracts	6,576,021	772,278	531,818	4,834	(1,784)	(6,606)	(281,495)	7,595,066
Program contracts – commitments	823,216	121,313	-	-	-	-	(34,154)	910,375
Services contracts – São Paulo	14,552,707	1,976,079	-	6,460	(18,346)	(13,848)	(586,037)	15,917,015
Software license	430,237	103,424	-	-	6,489	-	(72,025)	468,125
Total	31,246,788	3,490,298	-	13,380	(9,374)	(24,412)	(1,250,548)	33,466,132

	December 31, 2015	Additions	Contract renewal	Estimated losses	Transfers	Write-offs and disposals	Amortization	December 31, 2016
Intangible right arising from:
Agreements – equity value	7,287,630	391,545	(9,587)	(1,335)	1,014	(6,233)	(180,079)	7,482,955
Agreements – economic value	1,353,020	106,307	-	(8)	6	(110)	(77,563)	1,381,652
Program contracts	6,288,575	553,126	9,587	(4,360)	2,023	(5,571)	(267,359)	6,576,021
Program contracts – commitments	850,530	5,762	-	-	-	-	(33,076)	823,216
Services contracts – São Paulo	12,367,017	2,697,724	-	(4,495)	9,696	(2,894)	(514,341)	14,552,707
Software license	366,854	101,367	-	-	(167)	-	(37,817)	430,237
Total	28,513,626	3,855,831	-	(10,198)	12,572	(14,808)	(1,110,235)	31,246,788

In 2018, the Company renewed a program contract with the municipalities of Angatuba, Arandu, Assis, Cachoeira Paulista, Carapicuíba, Gália, Guararema, Itirapuã, Monções, Monte Mor, Piraju, Poá, Praia Grande, Queluz, Salesópolis, São Vicente and Terra Roxa. The Company also started operations in the municipality of Saltinho.

In December 2018, the Company signed a contract with the municipalities of Guarulhos and Aguaí, to begin operating in January and June of 2019, respectively.

All of these contracts are valid for 30 years, except for the contract signed with Guarulhos, which is valid for 40 years.

(c)      Intangible arising from concession agreements

The Company operates public service concession agreements for water supply and sewage services mostly based on agreements that set out rights and obligations relative to the exploration of assets related to the public service (See Note 3.8 (a)).  A general obligation also exists to return the concession infrastructure to the concession grantor in good working condition at the end of the concession.

As of December 31, 2018, the Company operated in 369 municipalities in the State of São Paulo (368 as of December 31, 2017).  Most of these contracts have a 30-year concession period.

The services provided by the Company are billed at a price regulated and controlled by São Paulo State Sanitation and Energy Regulatory Agency (ARSESP).

Intangible rights arising from concession agreements include:

(i)   Concession agreements – equity value

These refer to municipalities assumed until 2006, except for the municipalities assumed by economic value through assets valuation report prepared by independent experts.  The amortization of assets is calculated according to the straight-line method, which considers the assets useful life.

(ii)   Concession agreements – economic value

From 1999 through 2006, the negotiations for new concessions were conducted on the basis of the economic and financial result of the transaction, determined in a valuation report issued by independent appraisers.

The amount determined in the related contract, after the transaction is closed with the municipal authorities, realized through the subscription of the Company's shares or in cash, is recorded as "concession agreements" and amortized over the period of the related concession (usually 30 years). As of December 31, 2018 and 2017 there were no amounts pending related to these payments to the municipalities.

Intangible assets are amortized on a straight-line basis over the period of the concession agreements or for the useful lives of the underlying assets, whichever is shorter.

(iii)     Program contracts

These refer to the renewal of contracts previously referred to as concession agreements whose purpose is to provide sanitation services.  The amortization of the assets acquired until the dates of signatures of the program contracts is calculated according to the straight-line method, which considers the assets’ useful lives.  Assets acquired or built after the signature dates of program contracts are amortized during the contracted period (30 years) or during the useful lives of underlying assets, whichever is shorter.

(iv)     Program contracts - Commitments

After the enactment of the regulatory framework in 2007, renewals of concessions started to be made through of program contracts.  In some of these program contracts, the Company undertook the commitment to financially participate in social and environmental actions.  The assets built and financial commitments assumed within the program contracts are recorded as intangible assets and are amortized by the straight-line method in accordance with the duration of the program contract (mostly, 30 years).

As of December 31, 2018 and 2017, the amounts not yet disbursed were recorded under “program contract commitments”, in current liabilities, totaling R$ 225,291 and R$ 128,802, respectively, and in noncurrent liabilities, totaling R$ 142,314 and R$ 110,698, respectively. In 2018, the annual rate of 8.06% (WACC) was applied to calculate the present value adjustment of these contracts.

(v)     Services agreement with the Municipality of São Paulo

On June 23, 2010, the Company entered into an agreement with the State of São Paulo and the Municipality of São Paulo to regulate the provision of water and sewage services in the municipalitu of São Paulo for a 30-year period, which is extendable for an another 30-year period.

Also on June 23, 2010, an agreement was signed between the state and municipal government, and SABESP and the Sanitation and Energy Regulatory Agency of the State of São Paulo (“ARSESP”) are the consenting and intervening parties, whose main aspects are the following:

1. The State and the Municipality of São Paulo grant to SABESP the right to explore the sanitation services in the capital of the State of São Paulo, which consists of the obligation to provide such service and charge the respective tariff for this service;

2. The State and the Municipality sets forth ARSESP as the agency responsible for regulating the tariff, controlling and monitoring the services.

3. The evaluation model of the contract was the discounted cash flow, which considered the financial and economic sustainability of SABESP’s operations in the metropolitan region of São Paulo;

4. All operating costs, taxes, investments and the opportunity cost of investors and the creditors of SABESP’s were considered in the cash flow analysis;

5. The agreement provides for investments established in the agreement comply with the minimum of 13% of the gross revenue from the municipality of São Paulo, net of the taxes on revenues. Investment plans referring to SABESP’s execution shall be compatible with the activities and programs foreseen in the state, municipal sanitation plans, and where applicable, the metropolitan plan. The investment plan is not definite and will be revised by Managing Committee every four years, especially as to investments to be made in the following period;

6. The payment related to the Municipal Fund of Environmental Sanitation and Infrastructure to be applied in the sanitation service within the municipality must be recovered through the tariffs charges.  Such payment represents 7.5% of the total revenue from the municipality of São Paulo, net of the taxes on revenue and delinquency in  the period, recognized in profit or loss, as operating  cost;

7. The opportunity cost of the investors and the creditors was established by the Weighted Average Cost of Capital (WACC) methodology.  The WACC was the interest rate used to discount the cash flow of the operation; and

8. The agreement considers the recovery of net assets in operation, preferably evaluated through equity valuation or carrying amount monetarily restated, as defined by ARSESP.  In addition, the agreement provides for the remuneration of investments to be made by SABESP, so that there is no residual value at the end of the agreement.

Referring to the recovery through tariff, mentioned in item 6 above, of transfer to the Municipal Fund of Environmental Sanitation and Infrastructure, ARSESP issued in April 2013, the Resolution no. 413, postponing the application of Resolution no. 407 until the conclusion of the tariff revision process, the transfer to the bill of services of amounts referring to the municipal charges which were stipulated in Resolution no. 407. The postponement to apply Resolution no. 407 was due to a request by the São Paulo State Government to analyze, among other things, methods to reduce the impact on consumers.

As of April 18, 2014, ARSESP Resolution no. 484 was published with the final results of SABESP’s Tariff Revision, however, both the São Paulo Municipal Government, through Official Letter no. 1,309/14-SGM/GAB and the São Paulo State Government through a petition filed by the São Paulo State Office, through the Official Letter ATG/Official Letter no. 092/14-CC, requested a postponement of the effects of ARSESP Resolution no. 413, published in the São Paulo State Official Gazette on March 20, 2013, until the conclusion of the revision of the Agreement entered into between the São Paulo Municipal Government, the São Paulo State Government and SABESP.

By means of Resolution no. 488 of May 7, 2014, ARSESP maintained the suspension of the effectiveness of ARSESP Resolution no. 407, published on March 22, 2013, until the results obtained in the revision of the Agreement entered into by the São Paulo Municipal Government, the São Paulo State Government and SABESP postponing authorization for the transfer to the bill of the services related to the legally established municipal fees that, by force of the Program Agreements and Water Supply and Sewage Services Agreements, should be included in the Tariff Revision.

The agreement represents 51.52% of the total revenue of the Company as of December 31, 2018, and ensures the judicial and assets security.

The municipality of São Paulo and the Company did not conclude an agreement to equalize financial pending issues existing until the signature date of the Agreement related to the rendering of water supply and sewage services to the real properties of the municipality, and for that reason, the Company filed a suit to collect these accounts, which are accrued for losses.

(d)      Capitalization of interest and other finance charges

In 2018, the Company capitalized interest and inflation adjustment, including related foreign currency exchange effects in concession intangible assets, totaling R$488,502, including the São Lourenço Production System and Leases (R$649,048 in 2017 and R$700,743 in 2016) during the construction period.

(e)      Construction margin

The Company acts as a principal responsible to construct and install the infrastructure related to the concession, using own efforts or hiring outsourcing services, receiving the risks and benefits.

Accordingly, the Company recognizes revenue from construction service corresponding to the cost of construction increased by gross margin. Generally, the constructions related to the concessions are performed by third parties, in such case, the margin of the Company is lower, normally, to cover eventual administration costs, and the responsibility of the primary risk.  In 2018 and 2017 the margin was 2.3%.

Construction margin for 2018, 2017 and 2016 were R$63,013, R$70,335 and R$81,513, respectively.

(f)      Expropriations

As a result of the construction of priority projects related to water and sewage systems, the Company was required to expropriate third-parties' properties, and the owners of these properties will be compensated either amicably or through courts.

The costs of these expropriations are recorded as concession intangible assets after the transaction is concluded. In 2018, the total amount related to expropriations was R$106,429 (R$19,576 in 2017 and R$40,452 in 2016).

(g)      Public-Private Partnership - PPP

SABESP carries out operations related to the PPPs mentioned below. These operations and their respective obligations and guarantees are supported by agreements executed according to Law 11,079/04.

Alto Tietê Production System

The Company and the special purpose entity CAB-Sistema Produtor Alto Tietê S/A, formed by Galvão Engenharia S.A. and Companhia Águas do Brasil – Cab Ambiental, signed in June 2008 the contract of public-private- partnership of Alto Tietê production system.

The contract last 15 years which purpose is to expand the capacity of treated water of Taiaçupeba from 10 thousand to 15 thousand of liters per second, whose operation began in October 2011.

As of December 31, 2018 and 2017, the amounts recognized as intangible asset related to PPP were R$359,759 and R$371,862, respectively.  In 2018, a discount rate of 8.20% p.a. was used to calculate the adjustment to present value of the agreement.

On a monthly basis, SABESP assigns funds from tariffs to the SPE CAB Sistema Produtor Alto Tietê S/A, in the amount of R$10,361, corresponding to the monthly remuneration.  This amount is annually adjusted by the IPC – FIPE and is recorded in a restricted account, pursuant to the contractual operating proceeding.

The guarantee is effective since the beginning of the operation and will be valid until the conclusion, termination, intervention, annulment or caducity of the Administrative Concession, or other extinction events provided for in the Concession Agreement or in the law applicable to administrative concessions, including in the event of bankruptcy or extinction of the SPE.

São Lourenço Production System

SABESP and the special purpose entity Sistema Produtor São Lourenço S/A, composed of Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A, in August 2013 signed the public-private partnership agreements of the São Lourenço Production System.

In May 2018, the control of SPE Sistema Produtor São Lourenço S/A was transferred to CGGC Construtora do Brasil Ltda, previously composed of Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A.

The objective of the contract is: a) the construction of a water producing system, mainly consisting of a water pipeline connecting Ibiúna to Barueri, a water collection station in Ibiúna, a water treatment station in Vargem Grande Paulista and water reservoirs; and b) the provision of services for a 25-year term, aiming at rendering services to operate the dehydration system, drying and final disposal of sludge, maintenance and works of the São Lourenço Production System.  Works started in April 2014.

The São Lourenço Production System (SPSL) PPP began the service provision phase on July 10, 2018, as per the contractual clause that allows the beginning of operations provided that system has full operating capacity, without, however implying in the Acceptance of the Works. In this way, the Service Phase was initiated, with the consequent payment of the payments due, in parallel with the completion of the Phase of Works.

The estimated amount by inflation adjustment through December 31, 2018 is approximately R$7.92 billion.

After the beginning of the operations, every month SABESP will transfer to the SPE Sistema Produtor São Lourenço S/A funds from tariffs arising from the services provided, in the amount of R$32.0 million, equivalent to the estimated monthly remuneration plus interest and charges.  The amount above will be annually reevaluated by the IPC - FIPE and should be monthly recorded in a restricted account, in accordance with the operating procedures of the agreements.

This obligation with the SPE will become effective as of the beginning of the system’s appropriate operation, duly accepted by SABESP, valid until the occurrence of any of the following events, whichever occurs first:  (i) the original payment date of the last installment of interest / amortization of the principal taken out by the SPE to execute the works; (ii) the end, termination, intervention, annulment, caducity of the Administrative Concession, or other extinction events provided for in the Concession Agreement or in the law applicable to administrative concessions, including bankruptcy or extinction of the SPE.

As of December 31, 2018 and 2017, the carrying amount recorded in the Company’s intangible assets, related to this PPP, amounted to R$3,208,464 and R$2,818,805, respectively.  Intangible assets are accounted for based on the physical evolution of the construction which, as of December 31, 2018, was approximately 96.8% complete, with a counter-entry in the Private Public Partnership (PPP) liabilities account.  In 2018, a discount rate of 7.80% p.a. was used to calculate the adjustment to present value of the agreement.

The obligations assumed by the Company as of December 31, 2018 and 2017 are shown in the table below, and the increase in intangible assets and liabilities was mainly due to the progress of PPP São Lourenço works in 2018.

	December 31, 2018			December 31, 2017
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	39,283	252,093	291,376	35,083	282,501	317,584
São Lourenço	98,544	3,023,204	3,121,748	24,924	2,728,908	2,753,832
Total	137,827	3,275,297	3,413,124	60,007	3,011,409	3,071,416

(h)      Works in progress

With the adoption of IFRS 15 - Revenue from contract with customer, as of January 1, 2018, assets related to the concession under construction, recorded under the scope of IFRIC 12 – Service Concession Arrengements, previously recognized as part of of intangible assets as works in progress were reclassified to contract asset, according to note 14, in the amount of R$ 10,387 million. The amount of R$10,387 million is recorded under intangible assets as works in progress as of December 31, 2017 (R$10,387 million as of December 31, 2017), and, in 2017, the major projects are located in the municipalities of São Paulo, Franca and Itanhaém, totaling R$6,497 million (including R$2,819 million from São Lourenço PPP), R$253 million and R$208 million, respectively.

(i)       Amortization of intangible assets

The amortization average rate totaled 4.2%  as of December 31, 2018 and 3.9% as of December 31, 2017 and 2016.

(j)      Software license of use

The software license of use is capitalized based on the costs incurred to acquire software and make them ready for use. As of April 10, 2017, the Company implemented the Integrated Business Management System (Enterprise Resource Planning – SAP ERP), which includes the administrative/financial module. The implementation of the commercial module is in progress.